Employee benefit plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit plans	For defined contribution plans, trivago pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. We have no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. The amount of expense recognized for defined contribution pension plans was not material for the years ended December 31, 2017, 2018 and 2019.